Document And Entity Information	6 Months Ended
Jun. 30, 2017 shares
Document Information [Line Items]
Entity Registrant Name	Galmed Pharmaceuticals Ltd.
Entity Central Index Key	0001595353
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	GLMD
Entity Common Stock, Shares Outstanding	12,219,780
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2017
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2017